Loans, Impaired Loans, and Allowance for Credit Losses (Narrative) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale	$ 72	$ 59